CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	426,267,345	409,339,219
Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	426,267,345	409,339,219
Ordinary shares, shares outstanding (in shares)	426,267,345	409,339,219